Significant accounting policies - Calculation of diluted earnings per ordinary share based on treasury stock method (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Significant Accounting Policies [Abstract]
Profits (loss) attributable to Himax Technologies, Inc. stockholders		$ 436,896	$ 47,134	$ (13,614)
Denominator for diluted earnings per ordinary share:
Weighted average number of ordinary shares outstanding		349,228	345,708	345,101
Unvested RSUs	[1]	505	0	0
Employee stock options	[1]	0	1,058	0
Adjusted weighted average number of ordinary shares outstanding		349,733	346,766	345,101
Diluted earnings (loss) per ordinary share attributable to Himax Technologies, Inc. stockholders		$ 1.25	$ 0.14	$ (0.04)
Diluted earnings (loss) per ADS attributable to Himax Technologies, Inc. stockholders	[2]	$ 2.50	$ 0.27	$ (0.08)
Weighted Average Basic Number of ADS Equivalent Outstanding		174,614	172,854	172,550
Weighted Average Diluted Number of ADS Equivalent Outstanding		174,867	173,383	172,550

[1]	Since the Company had net loss for 2019, the unvested RSUs and employee stock options are not being considered with dilutive effect for the year.
[2]	As the Company’s ordinary shares have been quoted on the NASDAQ Global Select Market under the symbol “HIMX” in the form of ADSs and two ordinary shares represent one ADS with effect from August 10, 2009. The number of ADS equivalent outstanding is determined by dividing the number of ordinary shares by two. Therefore, the weighted average number of ADS equivalent outstanding used in basic earnings per ADS for 2019, 2020 and 2021 is 172,550 thousand, 172,854 thousand and 174,614 thousand, respectively. Additionally, the weighted average number of ADS equivalent outstanding used in diluted earnings per ADS for 2019, 2020 and 2021 is 172,550 thousand, 173,383 thousand and 174,867 thousand, respectively. The earnings (loss) per ADS is presented solely for the convenience of the reader and does not represent a measure under IFRS.